Thrivent Mortgage Securities Portfolio
Thrivent Mortgage Securities Portfolio
Investment Objective
Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Mortgage Securities Portfolio
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thrivent Mortgage Securities Portfolio
Management Fees		0.50%
Other Expenses		0.40%
Total Annual Portfolio Operating Expenses		0.90%
Less Expense Reimbursement		0.11%
Net Annual Portfolio Operating Expenses	[1]	0.79%
[1]	The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Mortgage Securities Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.79% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Mortgage Securities Portfolio	81	276	488	1,098

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 854% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage- backed securities including, but not limited to, collateralized mortgage obligations (CMOs), interest only bonds (IOs), principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Barclays Capital Mortgage-Backed Securities (MBS) Index, which is formed by grouping the universe of over 600,000 individual fixed-rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 '09	+7.17%
Worst Quarter:	Q4 '08	-3.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Thrivent Mortgage Securities Portfolio	4.52%	5.76%	4.76%	Apr. 30, 2003
Thrivent Mortgage Securities Portfolio Barclays Capital Mortgage-Backed Securities Index	6.23%	6.54%	5.40%	Apr. 30, 2003